Share Capital Share Capital (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Schedule of Common Stock Outstanding Roll Forward
The following tables present the changes to common shares during the years ended December 31, 2018 and 2017:

	Ownership by
Year ended December 31, 2018 (number of shares)	Public	Province	Total
Common shares – beginning	312,974,063	282,412,648	595,386,711
Common shares issued - share grants[1]	481,460	—	481,460
Common shares issued - LTIP[2]	70,804	—	70,804
Common shares – ending	313,526,327	282,412,648	595,938,975
	52.6%	47.4%	100%
1 In 2018, Hydro One issued from treasury 481,460 common shares in accordance with provisions of the Power Workers’ Union (PWU) and the Society Share Grant Plans.
2 In 2018, Hydro One issued from treasury 70,804 common shares in accordance with provisions of the LTIP.

	Ownership by
Year ended December 31, 2017 (number of shares)	Public	Province	Total
Common shares – beginning	178,196,340	416,803,660	595,000,000
Secondary offering[1]	120,000,000	(120,000,000)	—
Common shares issued - share grants[2]	371,611	—	371,611
Common shares issued - LTIP[3]	15,100	—	15,100
Sale of common shares[4]	14,391,012	(14,391,012)	—
Common shares – ending	312,974,063	282,412,648	595,386,711
	52.6%	47.4%	100%
1 In May 2017, Hydro One announced the closing of a secondary offering by the Province, on a bought deal basis, of 120 million common shares of Hydro One on the Toronto Stock Exchange. Hydro One did not receive any of the proceeds from the sale of the common shares by the Province.
2 In 2017, Hydro One issued from treasury 371,611 common shares in accordance with provisions of the PWU Share Grant Plan.
3 In 2017, Hydro One issued from treasury 15,100 common shares in accordance with provisions of the LTIP.
4 In December 2017, the Province sold 14,391,012 common shares of Hydro One to OFN Power Holdings LP, a limited partnership wholly-owned by Ontario First Nations Sovereign Wealth LP, which is in turn owned by 129 First Nations in Ontario. Hydro One did not receive any of the proceeds from the sale of the common shares by the Province.